Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent events [Abstract]
Subsequent events
Note 22. - Subsequent events

On July 30, 2021, the Board of Directors of the Company approved a dividend of $0.43 per share, which is expected to be paid on September 15, 2021.

On July 30, 2021, the Board of Directors approved an “at-the-market program” (the “ATM”) and approved entering into a distribution agreement with J.P. Morgan Securities LLC, as sales agent, (the “Distribution Agreement”) under which the Company may offer and sell from time to time up to $150 million of its ordinary shares.